Note 7 LCR main LMU (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LCR main LMU [Line Items]
Average LCR main LMU	165.00%	149.00%	129.00%
BBVA SA [Member]
LCR main LMU [Line Items]
Average LCR main LMU	190.00%	173.00%	147.00%
BBVA Mexico [Member]
LCR main LMU [Line Items]
Average LCR main LMU	245.00%	196.00%	147.00%
Garanti BBVA group [Member]
LCR main LMU [Line Items]
Average LCR main LMU	211.00%	183.00%	206.00%